Gains/(losses) on investments (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Investments, Debt and Equity Securities [Abstract]
Schedule of gains/(losses) on investments

	Period from	Period from
	1 Jan 22 to	1 Jan 21 to
	30 Sep 22	30 Sep 21
	£	£
Gain on disposal of other investments	2,108	—

	2,108	—

	2021	2020	2019
	£	£	£
(Loss)/gain on disposal and restructuring of interests in joint ventures and associates	(452,591)	(57,208)	140,235
Gain on disposal of other investments	—	222,222	—

	(452,591)	165,014	140,235